Core Deposit Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Core Deposit Intangible Assets [Abstract]
Core deposit intangible and related accumulated amortization

The following table shows the core deposit intangible and the related accumulated amortization as of December 31:

(Dollars in thousands)	2012	2011	2010
Gross carrying amount	$1,251	$1,251	$545
Accumulated amortization	(357)	(217)	(139)

Net carrying amount	$894	$1,034	$406

Future amortization expense for core deposit asset

The estimated aggregate future amortization expense for the core deposit assets remaining as of December 31, 2012 is as follows:

(Dollars in thousands)	Core deposit amortization
2013	$135
2014	129
2015	125
2016	121
2017	116
Thereafter	268

$894